Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities, Other [Abstract]
Accrued customer rebates	€ 137	€ 169
Other taxes including social security premiums	133	115
Other liabilities	126	70
Other current liabilities	€ 395	€ 354